Regulatory Capital and Dividends - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Statutory Accounting Practices [Line Items]
Statutory net income	$ 226,000	$ 52,000	$ 74,000
Statutory capital and surplus		560,000	555,000
Dividends to shareholder	$ 33,200	$ 42,000	$ 187,000